MERRILL LYNCH
BASIC VALUE
FUND, INC.



FUND LOGO



Quarterly Report

September 30, 1998



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.









Merrill Lynch
Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH BASIC VALUE FUND, INC.


TO OUR SHAREHOLDERS

Concerns over the prospects for the worldwide economy spilled over into the US stock market during the quarter ended September 30, 1998. The increased volatility in US share prices reflected the deteriorating outlook for corporate profits amid signs of a weakening US economy. The uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed Treasury securities by a wide margin. The leverage/derivatives-related problems of a major hedge fund and possible impeachment of President Clinton further heightened investor uncertainties, as did Russia's devaluation and effective repudiation of its debt in August. A one-quarter point cut in the Federal Funds rate in late September did not restore investor confidence, since a more significant easing of monetary policy was expected. However, the central bank unexpectedly cut the Federal Funds rate another quarter point in October, which investors viewed positively.

As long as worldwide economic prospects appear fragile, it is likely that stock and bond market volatility will continue. For the overall global economy, the deepening recession in Japan is of great concern as well as the difficulties in emerging economies such as Russia and Brazil. Investors are awaiting decisive programs in Japan designed to stabilize the financial system and stimulate the economy. Positive developments in Japan, combined with continued monetary easing on the part of the Federal Reserve Board, would likely provide an important element of stability to the volatile investment environment.


Portfolio Matters
Stock prices experienced their largest declines in eight years in the third quarter of 1998. Merrill Lynch Basic Value Fund, Inc. was not immune to these equity losses, but the Fund's diversity and high cash position helped cushion the drop. As a result, the Fund's decline was substantially less than the 15.02% decline for the average equity mutual fund, according to Lipper Analytical Services, Inc. For the quarter ended September 30, 1998, Merrill Lynch Basic Value Fund, Inc.'s total returns for Class A, Class B, Class C and Class D Shares were -11.33%, -11.54%, -11.57% and -11.37%, respectively.

Security purchases in the third quarter of 1998 amounted to $663 million, while equity sales totaled $353 million. On the buy side, there were two new additions to the portfolio, and we added to 25 existing positions. On the sell side, we eliminated one position and reduced 14 holdings.

The two new positions were depressed, high-quality technology companies: Applied Materials, Inc. and Hewlett-Packard Company. Applied Materials, Inc. is the premier semiconductor equipment producer in the world. The company is extremely well managed, with a strong financial position and conservative accounting practices. Current business conditions are not good in the semiconductor industry, and Applied Materials' sales, incoming orders and earnings are depressed. However, at our entry price, we believe most adversities are discounted and the risk/reward potential is in our favor.

Hewlett-Packard Company stock is also quite depressed. The world-renowned manufacturer of computer products is experiencing weakness in some product areas in conjunction with an overall slowdown in economic activity. The company is responding to problem areas quickly, and we anticipate that earnings, which will be modestly lower in fiscal 1998, will show recovery in the October 1999 fiscal year. This company's shares were available at a below-average price/earnings ratio, which is unusual for an issue of this quality. We regard long-term recovery and growth prospects as excellent.


Merrill Lynch Basic Value Fund, Inc.
September 30, 1998


Our largest addition to established positions was the continuing purchase of Union Pacific Corporation, which was introduced to the portfolio in the June quarter. We also added to recent new purchases of Caterpillar, Inc. and National City Corp. Finally, it may be recalled that in April of this year, we reduced positions in Citicorp and Travelers Group, Inc. when the stocks reacted very favorably to their merger announcement. In the September quarter, both stocks dropped sharply (about 37%), but we prematurely added back to the Citicorp position.

On the sell side, we eliminated COMPAQ Computer Corporation (the survivor in the Digital Equipment Corporation merger) early in the quarter as we were concerned about the stock's valuation. Our largest partial sales during the September quarter were in Merck & Co., Inc., International Paper Company, Eastman Kodak Company and Ford Motor Company.

Our cash position, which has ranged from a low of 11.7% of net assets to a high of 18.7% over the past two years, ended September at 13.2%, down modestly from the 14.9% at the end of the June quarter. As we are contrarians and out-of-favor investors, we might have been expected to be more aggressive on the buy side during a declining stock market. Purchases did exceed sales by almost two to one, but in an uncertain investing environment, we preferred a slow and cautious approach.


In Conclusion
Thank you for your investment in Merrill Lynch Basic Value Fund,
Inc. We look forward to reviewing our outlook and strategy in our upcoming semi-annual report to shareholders.


Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Paul M. Hoffmann)
Paul M. Hoffmann
Senior Vice President and Portfolio Manager




October 30, 1998






Merrill Lynch Basic Value Fund, Inc.
September 30, 1998


PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Average Annual Total Return



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/98                        + 0.45%        - 4.83%
Five Years Ended 9/30/98                  +15.72         +14.48
Ten Years Ended 9/30/98                   +13.93         +13.32

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 9/30/98                        - 0.55%        - 4.15%
Five Years Ended 9/30/98                  +14.55         +14.55
Inception (10/21/88) through 9/30/98      +12.51         +12.51

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 9/30/98                        - 0.58%        - 1.48%
Inception (10/21/94)
through 9/30/98                           +17.73         +17.73

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/98                        + 0.21%        - 5.05%
Inception (10/21/94)
through 9/30/98                           +18.66         +17.05

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch Basic Value Fund, Inc.
September 30, 1998


PERFORMANCE DATA (concluded)


Results of a $1,000 Investment Since Inception--Class A Shares


(5.25% current sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares dfrom $947.50 on July 1, 1977 to
$21,670.79 on September 30, 1998.



Recent Performance Results
                                                                                             Ten Years/
                                                      12 Month         3 Month            Since Inception
                                                    Total Return     Total Return           Total Return
ML Basic Value Fund Class A Shares*                     +0.45%          -11.33%                +268.49%
ML Basic Value Fund Class B Shares*                     -0.55           -11.54                 +222.94
ML Basic Value Fund Class C Shares*                     -0.58           -11.57                 + 90.32
ML Basic Value Fund Class D Shares*                     +0.21           -11.37                 + 96.30
Dow Jones Industrial Average**                          +0.41           -12.01         +394.85/+385.10/+120.11
Standard & Poor's 500 Index**                           +9.05           - 9.95         +392.61/+371.71/+137.75

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/inception periods are: Class A Shares, for the ten years ended 9/30/98; Class B Shares, from 10/21/88 to 9/30/98; and Class C & Class D Shares, from 10/21/94 to 9/30/98.
**An unmanaged broad-based index comprised of common stocks. Ten years/since inception total returns are: for the ten years ended 9/30/98; from 10/21/88 to 9/30/98; and from 10/21/94 to 9/30/98, respectively.




Merrill Lynch Basic Value Fund, Inc.
September 30, 1998

SCHEDULE OF INVESTMENTS
                                Shares                                                                        Percent of
Industry                         Held               Stocks                     Cost               Value       Net Assets
Low Price to Book Value

Metals/Non-Ferrous            1,400,000    ASARCO Inc.                      $   36,667,971     $    26,775,000      0.2%
Insurance                     2,500,000    American General Corporation         54,530,936         159,687,500      1.4
Insurance                       260,000    American National Insurance Co.       9,749,442          21,482,500      0.2
Steel                         4,500,000    Bethlehem Steel Corporation          56,745,956          37,125,000      0.3
Restaurants                   3,900,000    Darden Restaurants, Inc.             36,505,673          62,400,000      0.5
Information Processing        1,700,000    Data General Corporation             23,665,586          18,487,500      0.2
Utilities--Electric           3,000,000    Entergy Corporation                  69,641,133          92,250,000      0.8
Retail                        2,850,000    Federated Department Stores, Inc.    87,341,209         103,668,750      0.9
Capital Goods                 2,500,000    Fluor Corporation                   134,723,501         102,656,250      0.9
Automotive                    4,800,000    Ford Motor Company                   94,785,702         225,300,000      2.0
Insurance                     2,500,000    Hartford Financial Services
                                           Group Inc. (The)                     31,155,644         118,593,750      1.0
Chemicals                     1,200,000    Imperial Chemical Industries
                                           PLC (ADR)*                           66,336,803          38,100,000      0.3
Paper & Forest Products       2,200,000    International Paper Company          83,127,628         102,575,000      0.9
Retail                        5,500,000    Kmart Corporation                    65,809,409          65,656,250      0.6
Insurance                     1,400,000    PartnerRe Ltd.                       29,498,937          56,087,500      0.5
Beverages                     2,600,000    Seagram Company Ltd. (The)           87,765,911          74,587,500      0.7
Steel                         3,000,000    USX-US Steel Group, Inc.             90,807,536          71,625,000      0.6
Railroads                     3,925,000    Union Pacific Corporation           176,463,110         167,303,125      1.5
Banking                         400,000    Wells Fargo & Company                84,382,629         142,000,000      1.2
                                                                            --------------     ---------------    ------
                                                                             1,319,704,716       1,686,360,625     14.7

Below-Average Price/Earnings Ratio

Telecommunications            2,800,000    AT&T Corp.                          100,871,726         163,625,000      1.4
Savings & Loan                1,500,000    Ahmanson (H.F.) & Company            35,180,899          83,250,000      0.7
Insurance                     5,000,000    Allstate Corporation (The)           58,084,911         208,437,500      1.8
Savings & Loan                1,800,000    Associates First Capital
                                           Corporation                          78,572,204         117,450,000      1.0
Farm &Construction
   Equipment                  3,400,000    Caterpillar, Inc.                   188,485,090         151,512,500      1.3
Banking                       2,550,000    Citicorp                            182,774,620         236,990,625      2.1
Farm & Construction
   Equipment                  4,800,000    Deere & Company                     121,028,151         145,200,000      1.3
Oil & Gas Producers           3,550,000    Diamond Offshore Drilling, Inc.     159,309,911          92,300,000      0.8
Photography                   1,650,000    Eastman Kodak Company                95,813,937         127,565,625      1.1
Capital Goods                 1,900,000    Eaton Corporation                   112,837,489         119,106,250      1.0
Automotive                    2,700,000    General Motors Corporation          118,385,267         147,656,250      1.3
Chemicals                     2,600,000    Hercules Inc.                        69,675,936          78,162,500      0.7
Information Processing        2,600,000    Hewlett-Packard Company             152,248,322         137,637,500      1.2
Machinery                     4,400,000    ITT Industries Inc.                  97,507,038         149,050,000      1.3
Machinery                     3,600,000    Ingersoll-Rand Company               83,867,995         136,575,000      1.2
Banking                       2,800,000    NationsBank Corporation              85,514,320         149,800,000      1.3
Banking                       6,000,000    Norwest Corporation                  78,802,630         214,875,000      1.9
Tobacco                       3,800,000    Philip Morris Companies, Inc.       124,865,720         175,037,500      1.5
Electrical Equipment          3,400,000    Philips Electronics N.V.
                                           (NY Registered Shares)              101,833,013         181,475,000      1.6
Fertilizers                   1,600,000    Potash Corp. of Saskatchewan Inc.   125,426,223          84,200,000      0.7
Retail                        3,750,000    Sears, Roebuck & Co.                112,511,986         165,703,125      1.5
Real Estate Investment        2,800,000    Starwood Hotels & Resorts
   Trust                                   Worldwide, Inc.                     145,755,812          85,400,000      0.8
Electronics                   2,400,000    Tektronix, Inc.                      62,202,224          37,200,000      0.3
Electrical Equipment          1,800,000    Thomas & Betts Corporation           85,700,198          68,512,500      0.6
Insurance                     3,200,000    Travelers Group, Inc.                35,097,922         120,000,000      1.1
Chemicals                     2,600,000    Union Carbide Corporation            84,717,281         112,125,000      1.0
Retail                        4,000,000    Venator Group, Inc.                  55,901,671          34,750,000      0.3
                                                                            --------------     ---------------    ------
                                                                             2,752,972,496       3,523,596,875     30.8




Merrill Lynch Basic Value Fund, Inc.
September 30, 1998

SCHEDULE OF INVESTMENTS (continued)
                                Shares                                                                        Percent of
Industry                         Held               Stocks                     Cost               Value       Net Assets
Above-Average Yield

Telecommunications            3,800,000    Ameritech Corporation            $  118,458,152     $   180,025,000      1.6%
Oil--Domestic                 2,150,000    Atlantic Richfield Company          120,368,120         152,515,625      1.3
Telecommunications            2,900,000    Bell Atlantic Corporation            78,567,640         140,468,750      1.2
Oil--International            1,999,166    British Petroleum Company PLC        69,466,516         174,427,233      1.5
                                           (The)(ADR)*
Utilities--Electric           2,000,000    CINergy Corp.                        56,772,786          76,500,000      0.7
Oil--International            2,700,000    Chevron Corporation                 129,731,902         226,968,750      2.0
Utilities--Electric           1,650,000    Consolidated Edison Co. of
                                           New York, Inc.                       39,941,210          86,006,250      0.7
Utilities--Electric             956,250    DPL Inc.                              6,204,369          18,766,406      0.2
Chemicals                     3,900,000    duPont (E.I.) de Nemours & Co.      175,448,036         218,887,500      1.9
Telecommunications            3,300,000    GTE Corp.                           109,572,500         181,500,000      1.6
Foods/Food Processing         1,900,000    General Mills, Inc.                  97,543,255         133,000,000      1.2
Oil Services & Equipment      3,600,000    Halliburton Co.                      86,001,494         102,825,000      0.9
Real Estate Investment Trust    440,000    Irvine Apartment Communities, Inc.    7,126,791          11,825,000      0.1
Real Estate Investment Trust    900,000    Liberty Property Trust               17,263,193          21,431,250      0.2
Real Estate Investment Trust    500,000    Mills Corporation (The)              10,080,375          11,625,000      0.1
Oil--International            3,600,000    Mobil Corporation                   125,469,668         273,375,000      2.4
Utilities--Electric           2,400,000    NIPSCO Industries, Inc.              27,387,777          78,900,000      0.7
Banking                       1,800,000    National City Corp.                 119,363,090         118,687,500      1.0
Oil--Domestic                 4,000,000    Occidental Petroleum Corporation     89,410,660          86,000,000      0.8
Utilities--Electric           2,600,000    PECO Energy Company                  62,537,242          95,062,500      0.8
Utilities--Electric           1,800,000    Public Service Enterprise
                                           Group, Inc.                          48,476,635          70,762,500      0.6
Oil--International            5,600,000    Royal Dutch Petroleum Company
                                           (NY Registered Shares)              155,787,913         266,700,000      2.3
Real Estate Investment Trust  1,600,000    Simon Property Group, Inc.           32,239,889          47,600,000      0.4
Real Estate Investment Trust    500,000    Summit Properties Inc.                9,048,400           9,500,000      0.1
Oil--International            3,500,000    Texaco Inc.                         133,671,295         219,406,250      1.9
Utilities--Electric           2,900,000    Texas Utilities Company             103,140,138         135,031,250      1.2
Telecommunications            3,000,000    U S West Communications
                                           Group, Inc.                          77,072,442         157,312,500      1.4
                                                                            --------------     ---------------    ------
                                                                             2,106,151,488       3,295,109,264     28.8

Special Situations

Semiconductors &
   Equipment                  4,200,000    Applied Materials, Inc.             143,226,405         106,050,000      0.9
Pharmaceuticals               1,200,000    Bristol-Myers Squibb Co.             34,026,064         124,650,000      1.1
Oil--International            4,700,000    Exxon Corporation                   172,039,165         329,881,250      2.9
Information Processing        3,000,000    International Business Machines
                                           Corporation                         122,185,764         384,000,000      3.3
Pharmaceuticals                 500,000    Merck & Co., Inc.                    18,028,062          64,781,250      0.6
Telecommunications            1,600,000    Telefonica de Espana S.A. (ADR)*     63,336,735         172,700,000      1.5
Semiconductors                1,650,000    Texas Instruments Inc.               73,947,507          87,037,500      0.8
Information Processing        5,300,000    Unisys Corporation                   57,328,047         120,575,000      1.0
Pharmaceuticals               1,320,000    Zeneca Group PLC (ADR)*              12,980,000          46,200,000      0.4
                                                                            --------------     ---------------    ------
                                                                               697,097,749       1,435,875,000     12.5

                                           Total Stocks                      6,875,926,449       9,940,941,764     86.8



Merrill Lynch Basic Value Fund, Inc.
September 30, 1998

SCHEDULE OF INVESTMENTS (continued)
                                 Face                                                                         Percent of
                                Amount              Issue                      Cost               Value       Net Assets
Short-Term Securities

Commercial Paper**                         Apreco, Inc.:
                            $30,000,000      5.54% due 10/02/1998           $   29,990,767      $   29,990,767      0.3%
                             20,000,000      5.55% due 10/15/1998               19,953,750          19,953,750      0.2
                             25,000,000      5.53% due 10/23/1998               24,911,674          24,911,674      0.2
                             26,600,000    CSW Credit, Inc., 5.53%
                                           due 10/15/1998                       26,538,709          26,538,709      0.2
                             30,000,000    CXC Inc., 5.52% due 10/14/1998       29,935,600          29,935,600      0.3
                                           Concord Minutemen Capital
                                           Co. LLC:
                             29,001,000      5.54% due 10/02/1998               28,992,074          28,992,074      0.3
                            107,916,000      5.55% due 10/09/1998              107,766,267         107,766,267      0.9
                                           Corporate Asset Funding
                                           Co., Inc.:
                             48,249,000      5.53% due 10/01/1998               48,241,588          48,241,588      0.4
                             75,000,000      5.52% due 10/05/1998               74,942,500          74,942,500      0.6
                                           Countrywide Home Loans, Inc.:
                             45,299,000      5.53% due 10/08/1998               45,243,333          45,243,333      0.4
                             25,000,000      5.53% due 10/15/1998               24,942,396          24,942,396      0.2
                                           Edison Asset Securitization LLC:
                             35,000,000      5.54% due 10/07/1998               34,962,297          34,962,297      0.3
                             29,777,000      5.54% due 10/08/1998               29,740,341          29,740,341      0.3
                             40,000,000      5.52% due 10/09/1998               39,944,800          39,944,800      0.4
                             50,000,000    Eureka Securitization Inc.,
                                           5.50% due 11/09/1998                 49,694,444          49,694,444      0.4
                             26,670,000    Falcon Asset Securitization Corp.,
                                           5.55% due 10/16/1998                 26,604,214          26,604,214      0.2
                             63,732,000    General Motors Acceptance Corp.,
                                           5.88% due 10/01/1998                 63,721,590          63,721,590      0.6
                             30,000,000    International Securitization Corp.,
                                           5.55% due 10/14/1998                 29,935,250          29,935,250      0.3
                                           Knight-Ridder, Inc.:
                             35,000,000      5.62% due 10/06/1998               34,967,217          34,967,217      0.3
                             40,000,000      5.57% due 10/19/1998               39,882,411          39,882,411      0.3
                                           Lexington Parker, Inc.:
                             40,000,000      5.54% due 10/06/1998               39,963,067          39,963,067      0.4
                             35,000,000      5.53% due 10/07/1998               34,962,365          34,962,365      0.3
                             38,978,000      5.56% due 10/16/1998               38,881,681          38,881,681      0.3
                                           Monte Rosa Capital Corp.:
                             47,300,000      5.53% due 10/13/1998               47,205,545          47,205,545      0.4
                             19,975,000      5.52% due 10/27/1998               19,892,303          19,892,303      0.2
                             24,766,000      5.50% due 11/06/1998               24,626,003          24,626,003      0.2
                                           Park Avenue Receivables Corp.:
                              3,631,000      5.55% due 10/14/1998                3,623,163           3,623,163      0.0
                             47,000,000      5.55% due 10/15/1998               46,891,312          46,891,312      0.4
                             35,000,000      5.58% due 10/27/1998               34,853,525          34,853,525      0.3
                             35,000,000    Repeat Offering Securitization
                                           Entity (ROSE) Inc., 5.60%
                                           due 10/07/1998                       34,961,889          34,961,889      0.3
                                           Republic Industries, Inc.:
                             17,788,000      5.54% due 10/14/1998               17,749,677          17,749,677      0.2
                             43,721,000      5.53% due 10/27/1998               43,539,667          43,539,667      0.4
                             36,854,000    Thames Asset Global Securitization
                                           Inc., 5.47% due 11/10/1998           36,624,410          36,624,410      0.3




Merrill Lynch Basic Value Fund, Inc.
September 30, 1998

SCHEDULE OF INVESTMENTS (concluded)
                                 Face                                                                         Percent of
                                Amount              Issue                      Cost               Value       Net Assets
Short-Term Securities (concluded)

Commercial Paper                           Three Rivers Funding Corp.:
(concluded)                 $10,000,000      5.52% due 10/05/1998           $    9,992,333     $     9,992,333      0.1%
                             38,566,000      5.57% due 10/19/1998               38,452,627          38,452,627      0.3
                                           Variable Funding Capital Corp.:
                             40,000,000      5.54% due 10/02/1998               39,987,689          39,987,689      0.4
                             21,920,000      5.53% due 10/16/1998               21,866,126          21,866,126      0.2
                             35,000,000      5.54% due 10/22/1998               34,881,506          34,881,506      0.3
                                                                            --------------     ---------------    ------
                                                                             1,379,866,110       1,379,866,110     12.1

US Government Agency         38,900,000    Federal Home Loan Bank,
Obligations**                              5.22% due 10/21/1998                 38,781,549          38,781,549      0.3
                             50,000,000    Federal Home Loan Mortgage
                                           Corporation, 5.42% due
                                           10/08/1998                           49,939,778          49,939,778      0.4
                             30,000,000    Federal National Mortgage
                                           Association, 5.44% due
                                           10/01/1998                           29,995,467          29,995,467      0.3
                                                                            --------------     ---------------    ------
                                                                               118,716,794         118,716,794      1.0

                                           Total Short-Term Securities       1,498,582,904       1,498,582,904     13.1


Total Investments                                                           $8,374,509,353      11,439,524,668     99.9
                                                                            ==============
Other Assets Less Liabilities                                                                       13,074,845      0.1
                                                                                               ---------------    ------
Net Assets                                                                                     $11,452,599,513    100.0%
                                                                                               ===============    ======


Net Asset Value:   Class A--Based on net assets of $5,059,844,010 and
                            146,655,824 shares outstanding                                     $         34.50
                                                                                               ===============
                   Class B--Based on net assets of $4,333,225,425 and
                            127,758,165 shares outstanding                                     $         33.92
                                                                                               ===============
                   Class C--Based on net assets of $475,841,933 and
                            14,181,472 shares outstanding                                      $         33.55
                                                                                               ===============
                   Class D--Based on net assets of $1,583,688,145 and
                            46,023,673 shares outstanding                                      $         34.41
                                                                                               ===============

 *American Depositary Receipts (ADR).
**Commercial Paper and certain US Government Agency Obligations are traded on a discount basis. The interest rates shown reflect the discount rates paid at the time of purchase by the Fund.


Merrill Lynch Basic Value Fund, Inc.
September 30, 1998


PORTFOLIO INFORMATION


As of September 30, 1998

                                         Percent of
Ten Largest Stock Holdings               Net Assets

International Business Machines
Corporation                                  3.3%
Exxon Corporation                            2.9
Mobil Corporation                            2.4
Royal Dutch Petroleum Company
(NY Registered Shares)                       2.3
Citicorp                                     2.1
Chevron Corporation                          2.0
Ford Motor Company                           2.0
Texaco Inc.                                  1.9
duPont (E.I.) de Nemours & Co.               1.9
Norwest Corporation                          1.9


Portfolio Changes for the Quarter Ended
September 30, 1998

Additions
Applied Materials, Inc.
Hewlett-Packard Company

Deletions
COMPAQ Computer Corporation




Merrill Lynch Basic Value Fund, Inc.
September 30, 1998


OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Paul M. Hoffmann, Senior Vice President
  and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary


Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863